Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of The Group Financial Instruments Valued At Amortized Cost

The Group has the following financial instruments valued at amortized cost:

	December 31, 2024	December 31, 2023
Financial assets:
Cash and cash equivalents	18,673	28,035
Short-term investments	42,579	88,081
Trade receivables	63,903	51,537
Total	125,155	167,653
Financial liabilities:
Trade payables	15,839	14,829
Lease liabilities	3,312	4,096
Accounts payable from acquisition of subsidiaries	972	—
Total	20,123	18,925

Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss

The Group has the following financial instruments valued at fair value through profit or loss:

	Carrying amount
	December 31, 2024	December 31, 2023
Financial assets:
Short and long-term investments	163,205	95,293
Derivative financial instruments	-	53
Total	163,205	95,346

Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Financial Instruments

The following amounts were recognized in profit or loss in relation to financial instruments:

	December 31, 2024	December 31, 2023	December 31, 2022
Net gain (loss) on financial instruments	(4,046)	516	2,364

The following amounts were recognized in profit or loss in relation to short and long-term investments:

	December 31, 2024	December 31, 2023	December 31, 2022
Net gain (loss) on short and long-term investments	7,605	9,823	(4,766)

Summary of An Explanation of Each Level	An explanation of each level is presented underneath the table.

	December 31, 2024
	Level 1	Level 2	Level 3
Assets
Short-term investments	153,556	—	—
Long-term investments	—	—	9,649

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Short-term investments	93,293	—	—
Long-term investments	—	—	2,000
Derivative financial instruments	—	53	—

Summary of The Presents Changes In Level 3 Items

The following table presents the changes in level 3 items for the year ended on December 31, 2024 and 2023:

	Investment in unquoted company	Contingent consideration
At January 1, 2023	—	299
Earn-out adjustment	—	(299)
Additions	2,000	—
At December 31, 2023	2,000	—
Additions	6,024	—
Fair value adjustments	1,625	—
At December 31, 2024	9,649	—

Summary of Differences Were Identified For The Instruments	Differences were identified for the following instruments at December 31, 2024:

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Short-term investments	9,275	7,483	20,872	21,443
Total	9,275	7,483	20,872	21,443

Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance

As of December 31, 2024 and 2023 the percentage provision per type of customer/revenue and age of balance are as follows:

	Days past due
	As of December 31, 2024
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.09%	1.16%	3.25%	14.39%	41.24%	94.11%	100.00%
Tier 2	0.48%	16.88%	39.60%	70.98%	86.48%	96.12%	100.00%
Tier 3	1.22%	23.03%	41.88%	71.39%	86.46%	99.24%	100.00%
Others	1.91%	13.35%	26.71%	61.69%	78.15%	98.90%	100.00%

	Days past due
	As of December 31, 2023
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.17%	1.49%	3.67%	14.72%	38.49%	85.78%	100.00%
Tier 2	0.45%	11.90%	27.72%	63.56%	83.38%	94.20%	100.00%
Tier 3	1.27%	23.08%	38.67%	65.30%	81.19%	98.04%	100.00%
Others	1.24%	8.26%	15.17%	49.70%	74.63%	98.90%	100.00%

Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows

The table below presents the Group's non-derivative and derivatives financial liabilities divided into the relevant maturity group based on the remaining period from the end of the reporting period and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2024
Non-derivatives
Trade payables	15,839	—	—
Lease liabilities	1,617	1,307	611
Accounts payable from acquisition of subsidiaries	29	—	1,068
Total non-derivatives	17,485	1,307	1,679

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2023
Non-derivatives
Trade payables	14,829	—	—
Lease liabilities	1,863	1,408	1,123
Total non-derivatives	16,692	1,408	1,123

Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation

The table below shows the impact on the Group’s net revenues, costs, operation expenses, net income (loss) from operation and equity for a positive and a negative 10% fluctuation as of December 31, 2024 for all subsidiaries with a functional currency other than U.S dollar.

	Foreign currency sensitivity analysis
	-10%	Actual	+10%
Net revenue	205,596	226,709	247,822
Costs and operating expenses	(197,328)	(216,606)	(235,884)
Income (loss) from operation	8,268	10,103	11,938
Total Shareholders’ equity	253,966	255,801	257,636

Summary of Foreign Exchange Risk On Financial Instruments

A sensitivity analysis is set out below, showing a scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a range of 10% in the foreign exchange rates).

	Exposure at December 31, 2024	Risk	-10%	10%
Assets	3,281	Brazilian Real /U.S. Dollar	328	(328)
Liabilities	(3,204)	(2024 – 6.19 2023 – 4.85)	(320)	320
	77		8	(8)
Assets	104	Argentine Peso/U.S. Dollar	10	(10)
Liabilities	(801)	(2024 – 1,030.88 2023 – 808.47)	(80)	80
	(697)		(70)	70
Assets	536	Mexican Peso/U.S. Dollar	54	(54)
Liabilities	-	(2024 – 20.79 2023 – 16.93)	-	-
	536		54	(54)
Assets	8,452	British Pounds/U.S. Dollar	845	(845)
Liabilities	(3,152)	(2024 – 0.80 2023 – 0.79)	(315)	315
	5,300		530	(530)
Assets	102	Colombian Peso/U.S. Dollar	10	(10)
Liabilities	—	(2024 – 4,407.58 2023 – 3,873.55)	—	—
	102		10	(10)
Assets	679	Peruvian sol/U.S. Dollar	68	(68)
Liabilities	-	(2024 – 3.76 2023 – 3.71)	-	-
	679		68	(68)
Assets	292	Chilean Peso/U.S. Dollar	29	(29)
Liabilities	(1)	(2024 – 994.29 2023 – 878.87)	-	-
	291		29	(29)
Total at December 31, 2024	6,288		629	(629)

	Exposure at December 31, 2023	Risk	-10%	10%
Assets	16,226	Brazilian Real /U.S. Dollar	1,623	(1,623)
Liabilities	(3,284)	(2023 – 4.85 2022 – 5.29)	(328)	328
	12,942		1,294	(1,294)
Assets	1,763	Argentine Peso/U.S. Dollar	176	(176)
Liabilities	(52)	(2023 – 808.47 2022 – 177.10)	(5)	5
	1,711		171	(171)
Assets	211	Mexican Peso/U.S. Dollar	21	(21)
Liabilities	—	(2023 – 16.93 2022 – 19.48)	—	—
	211		21	(21)
Assets	11,421	British Pounds/U.S. Dollar	1,142	(1,142)
Liabilities	(11,962)	(2023 – 0.79 2022 – 0.83)	(1,196)	1,196
	(541)		54	54
Assets	558	Colombian Peso/U.S. Dollar	56	(56)
Liabilities	—	(2023 – 3,873.55 2022 – 4,846.04)	—	—
	558		56	(56)
Assets	1,078	Peruvian sol/U.S. Dollar	108	(108)
Liabilities	(759)	(2023 – 3.71 2022 – 3.81)	(76)	76
	319		32	32
Assets	912	Chilean Peso/U.S. Dollar	91	(91)
Liabilities	—	(2023 – 878.87 2022 – 852.17)	—	—
	912		91	(91)
Total at December 31, 2023	16,112		1,611	(1,611)

Summary of The Group's Strategy To Keep Positive Net Cash

The Group’s strategy is to keep positive adjusted net cash. The adjusted net cash as of December 31, 2024 and 2023 was as follows:

	December 31, 2024	December 31, 2023
Lease liabilities	3,312	4,096
Accounts payable from acquisition of subsidiaries	972	—
(-) Cash and cash equivalent	(18,673)	(28,035)
(-) Short and long-term investments	(205,784)	(183,374)
Adjusted net cash	(220,173)	(207,313)
Total Equity attributable to VTEX’s shareholders	255,745	240,293
Financial leverage ratio	86.09%	86.28%